Offerings	Aug. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share, underlying Convertible Notes and Pre-Delivery Shares
Amount Registered | shares	27,295,745
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 40,943,617.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,654.31
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act. Represents up to 27,295,745 Class A Ordinary Shares issuable upon the (i) conversion of up to 26,595,745 shares underlying the Convertible Notes and (ii) 700,000 Pre-Delivery Shares.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based upon the average of the high ($1.84) and low ($1.15) prices of the ordinary shares as reported on the Nasdaq Capital Market on August 7, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share, underlying Warrants
Amount Registered | shares	5,319,156
Proposed Maximum Offering Price per Unit	2.46
Maximum Aggregate Offering Price	$ 13,085,123.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,807.06
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) promulgated under the Securities Act. Represents up to 5,319,156 Class A Ordinary Shares issuable upon the exercise of the Warrants, of which the prices at which the Warrants may be exercised are determined to be $2.46 (except for occurrence of any defaulting event) pursuant to the Securities Purchase Agreement between the Company and the Selling Shareholder dated July 31, 2026.